Related parties	12 Months Ended
Dec. 31, 2025
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
29
Related parties
Related parties of the Group are:
–
associates (entities that are under the significant influence of UBS);
–
joint ventures (entities in which UBS shares control with another party);
–
post-employment benefit plans for the benefit of UBS employees;
–
key management personnel and close family members of key management personnel; and
– entities over which key management personnel or their close family members have solely or jointly a direct or indirect significant influence.
Key management personnel are
those persons having authority
and responsibility for planning,
directing, and controlling
the activities of
the Group, directly
or indirectly. The
Group considers the
members of the
Board of Directors
(the BoD)
and the Group Executive Board (the GEB) to constitute key management personnel.
a) Remuneration of key management personnel
The Vice
Chairman of
the BoD
has a
specific management
employment contract
and receives
pension benefits
upon
retirement. Total
remuneration of the Chairman and the
Vice Chairman of the BoD and
all GEB members is included in
the table below.
Remuneration of key management personnel
USD m, except where indicated 31.12.25 31.12.24 31.12.23
Base salaries and other cash payments
1
32 33 35
Incentive awards – cash
2
38 30 24
Annual incentive award under DCCP 34 39 36
Employer’s contributions to retirement benefit plans 4 3 3
Benefits in kind, fringe benefits (at market value) 1 2 1
Share-based compensation
3
76 65 63
Total 184 172 162
Total (CHF m)
4
153 151 147
1 For 2023, may include role-based allowances in line with market practice and regulatory requirements. From
2024 onward, role-based allowances for GEB members have been eliminated.
2 The cash portion may
also include blocked shares in line
with regulatory requirements.
3 Compensation expense is based on
the share price on grant date
taking into account performance conditions. Refer to
Note 26 for more information.
For GEB members, share-based
compensation for 2025, 2024 and 2023
was entirely composed of LTIP
awards. For the
Chairman and the Vice Chairman
of the BoD, the share-based
compensation for 2025, 2024
and 2023 was entirely composed of UBS
shares.
4 Swiss franc amounts disclosed represent the
respective US dollar amounts translated at
the applicable performance award currency exchange
rates (2025: USD /
CHF 0.83 ; 2024: USD / CHF 0.88 ; 2023: USD / CHF 0.91 ).
The independent members of the BoD, including the Chairman, do not have employment or service contracts with UBS
and thus are not entitled
to benefits upon termination
of their service on
the BoD. Payments to
these individuals for their
services as independent members
of the BoD amounted
to USD
13.8 m (CHF 11.4
m) in 2025,
USD
13.1 m (CHF 11.5 m)
in 2024 and USD 11.7 m (CHF 10.6 m) in 2023.
b) Equity holdings of key management personnel
Equity holdings of key management personnel
1
31.12.25 31.12.24
Number of UBS Group AG shares held by members of the BoD and the GEB and parties closely linked to them
2
7,085,881 5,593,474
1 No options were held in 2025 and 2024 by non-independent members of the BoD or any
GEB member or any of their related parties.
2 Excludes shares granted under variable compensation plans with forfeiture provisions.
Of the
share totals
above, no
shares were
held by
close family
members of
key management
personnel on
31 December
2025 and 31 December 2024. No shares in
UBS Group AG were held by
entities that are directly or indirectly controlled
or
jointly controlled
by key
management personnel
or their
close family
members on
31 December 2025
and 31 December
2024. As of 31 December 2025, no member
of the BoD or GEB was the
beneficial owner of more than 1% of the
shares in
UBS Group AG.
c) Loans, advances, mortgages and deposit balances with key management personnel
The non-independent members of
the BoD and GEB
members are granted loans,
fixed advances and mortgages
in the
ordinary
course
of
business
on
substantially
the
same
terms
and
conditions
that
are
available
to
other
employees,
including interest rates
and collateral,
and neither
involve more than
the normal
risk of collectability
nor contain
any other
unfavorable features for the firm.
Independent BoD members are granted
loans and mortgages in
the ordinary course of
business at general market conditions.
Outstanding balances with key management personnel were as follows.
Loans, advances, mortgages and deposit balances with key management personnel
1
USD m, except where indicated 2025 2024
Loans
Deposit
balances
Loans
Deposit
balances
Balance at the beginning of the year 51 139 61 24
Balance at the end of the year 59 158 51 139
Balance at the end of the year (CHF m)
2
47 125 46 126
1 All loans are secured loans.
2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
d) Other related-party transactions with entities controlled by key management personnel
In 2025
and 2024, UBS
did not enter
into transactions
with entities
over whom UBS’s
key management
personnel or
their
close
family
members
have
solely
or
jointly
a
direct
or
indirect
significant
influence,
and
as
of
31 December
2025,
31 December
2024
and 31 December
2023
there were
no outstanding
balances
related to
such transactions.
Furthermore,
in 2025
and 2024,
such entities
did not
sell any
goods or
provide any
services
to UBS
and therefore
did not
receive any
fees
from UBS. UBS
also did
not provide
services to
such entities
in 2025
and 2024
and therefore
also received
no fees.
e) Transactions with associates and joint ventures
Loans to and outstanding receivables from associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 663 271
Additions 785 866
Reductions (695) (440)
Foreign currency translation 95 (34)
Carrying amount at the end of the year
849 663
of which: unsecured loans and receivables 840 656
Other transactions with associates and joint ventures
As of or for the year ended
USD m 31.12.25 31.12.24
Payments to associates and joint ventures for goods and services received 445
1
228
Income from services provided to associates and joint ventures 36 39
Liabilities to associates and joint ventures 116 312
1 Includes a USD 180
m expense related to the payment to Swisscard AECS GmbH for the sale of the Credit Suisse card portfolios to UBS. Refer to Note 28 for more information.
In addition to the items in the table above, transactions with associates and joint ventures also include off-balance sheet
exposures of USD 0.9 bn (2024: USD 1.1 bn), which are provided on an arm’s length basis.
›
Refer to Note 27 for an overview of investments in associates and joint ventures